SCHEDULE OF DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Revenue			$ 212
Operating expenses			86,060
Other (income) loss
Net loss from discontinued operations			(85,848)
Loss on disposal discontinued operations			(144,654)
Norr [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale			3
Cash	(3,205)		(3,205)
Inventory	(40,901)		(40,901)
Loss on disposal discontinued operations			(44,103)
Elysian [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from sale			1
Cash	(552)		(552)
Loss on disposal discontinued operations			(100,551)
Prepaid expenses	$ (100,000)		$ (100,000)